Statement of compliance	12 Months Ended
Jun. 30, 2018
Statement of compliance
Statement of compliance

1Statement of compliance

The consolidated financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Reporting Pronouncements as issued by Financial Reporting Standards Council and the South African Companies Act, 2008. The consolidated financial statements were approved for issue by the Board of Directors on 17 August 2018 and will be presented to shareholders at the Annual General Meeting on 16 November 2018.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, liabilities for cash-settled share-based payment schemes, financial assets at fair value through profit or loss and available-for-sale financial assets, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million.

The consolidated financial statements are prepared on the going concern basis.

The comparative figures are reclassified or restated as necessary to afford a proper and more meaningful comparison of results as set out in the affected notes to the financial statements.

Certain additional disclosure has been provided in respect of the current year. To the extent practicable, comparative information has also been provided.

Accounting policies

Except as otherwise disclosed, the accounting policies applied in the consolidated financial statements are consistent with those applied in previous years. These accounting policies are consistently applied throughout the group.

Accounting standards, interpretations and amendments to published accounting standards

The new accounting standards listed below will become effective in future reporting periods and have not been adopted by the group in these financial statements. The new standards will be implemented on their effective dates in accordance with the requirements of the new standards. There are no other standards and interpretations in issue but not yet adopted that will have a material impact on the group.

IFRS 9 ‘Financial Instruments’ (Effective 1 January 2018)

IFRS 9 was issued in July 2014 and replaces IAS 39, Financial Instruments. Sasol adopted IFRS 9 in the period commencing 1 July 2018.

IFRS 9 introduced new requirements for classifying and measuring financial assets and liabilities, including a new impairment model which will result in earlier recognition of losses and new rules for hedging accounting. Under IFRS 9, the group’s financial assets will be classified as measured at amortised cost, fair value through profit or loss, or fair value through other comprehensive income. Whilst financial assets will be reclassified into the categories required by IFRS 9, the group has not identified any significant impacts on the measurement of its financial assets and financial liabilities as a result of the classification and measurement requirements of the new standard. The accounting policy for listed equity investments will depend on the nature of the listed investment. Listed equity investments which are held to meet rehabilitation liabilities in future will be classified as fair value through profit and loss. Listed equity investments held for other purposes will be classified as fair value through other comprehensive income. The adjustment to the 2018 opening statement of financial position is expected to be immaterial. For financial liabilities the existing classification and measurement requirements of IAS 39 will remain the same.

The hedge accounting requirements have been simplified and are more closely aligned to an entity’s risk management strategy. Sasol, will however only implement the hedging requirements once the impact thereof has been fully assessed.

The financial asset impairment requirements of IFRS 9 introduce a forward-looking expected credit loss model that results in earlier recognition of credit losses than the incurred loss model of IAS 39. Given the short-term nature of the majority of financial assets and the group’s active management of credit risk, the group does not expect a significant impact on adoption of IFRS 9’s impairment requirements. The adjustment to the 2018 opening statement of financial position, which will reduce both the carrying amounts of financial assets and the retained earnings will not be material.

IFRS 15 ‘Revenue from contracts with customers’ (Effective 1 January 2018)

IFRS 15 was issued in May 2014 and replaces IAS 18, Revenue and certain other standards and interpretations, Sasol adopted IFRS 15 on 1 July 2018 and has elected to apply the “modified retrospective” approach to implementation.

IFRS 15 requires entities to recognise revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. This core principle is achieved through a five step methodology that is required to be applied to all contracts with customers.

Management has assessed the potential impact of IFRS 15 on the financial statements of the group and the new standard does not have a significant impact on the timing or amount of the group’s revenue recognition. However, the accounting for certain contracts, such as those with provisional pricing or take-or-pay arrangements, and for underlifts and overlifts, have been identified as areas of potential change. However, these do not have a significant effect on the group’s measurement and recognition of revenue and therefore no transition adjustment will be presented.

IFRS 15 requires the disclosure of revenue from contracts with customers to be disaggregated into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. It is the group’s intention to provide additional disclosure of revenue from contracts with customers disaggregated by product grouping and reportable segments.

IFRS 16 ‘Leases’ (Effective 1 January 2019)

IFRS 16 introduces a single lease accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognise a right of use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

The group will adopt IFRS 16 on 1 July 2019. An implementation project was initiated in 2016 and work is progressing including a system solution to hold lease data and generate accounting entries. Work streams have also been initiated to cover data and processes, accounting policy development and the impacts on key performance indicators and financial metrics. On transition, the group intends to adopt the full retrospective approach permitted by the standard, which requires restatement of the comparative period’s financial information.

The group’s evaluation of the effect of adoption of the standard is ongoing but it is expected that it will have a material effect on the group’s financial statements, significantly increasing the group’s recognised assets and liabilities. We expect a likely increase in the depreciation expense and also an increase in cash flows from operating activities as the lease payments will be disclosed as financing outflows in our cash flow statement. Variable lease payments that do not depend on an index or rate are not included in the lease liability and will continue to be presented as operating cash flows.

Information on the group’s leases currently classified as operating leases, which are not recognised on the statement of financial position, presented in Note 37 and provides an indication of the magnitude of assets and liabilities that will be recognised on the statement of financial position on date of adoption. However, the commitments information provided in Note 37 is on an undiscounted basis whereas the amounts recognised under the new standard will be on a discounted basis. The discount rates to be used on transition will be incremental borrowing rates as appropriate for each lease based on factors such as the lessee country of operation, lease term, nature of asset and commencement date. Currently across the group, the incremental borrowing rates applicable to the significant portion of the undiscounted lease cash flows range from 9,95% - 11,95% (South Africa), 5% - 7,8% (China) and 3% - 7% (United States). There will likely be other differences in the amounts recognised and our evaluation of the precise impact is ongoing.

Based on the group’s current assessment, the impact is expected to be between R9 billion — R12 billion of additional liabilities that will be recognised on the statement of financial position with a corresponding lease asset. The additional lease liabilities will add between 4,5% - 6,5% on gearing.

IAS 23 ‘Borrowing Costs’ (Effective 1 January 2019)

The amendment to IAS 23 clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

Sasol has a large number of projects to which borrowing costs are capitalised. The amendment would result in a higher capitalisation of interest which is currently recognised in earnings.